Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	23.63%	20.78%	21.98%
Risk-free interest rate	0.32%	1.98%	2.67%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 1 month 24 days	4 years 1 month 9 days	5 years 1 month 17 days
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	36.58%	18.59%	22.88%
Risk-free interest rate	0.05%	0.80%	1.07%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	15 days	15 days	15 days